Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pledged assets and net payable for securities purchased [Line Items]
Funds Held Investment Interest Rate Range Low	0.10%	0.00%	0.10%
Funds Held Investment Interest Rate Range High	7.00%	5.40%	8.00%
Restricted Cash and Cash Equivalents	$ 274,000	$ 157,000
Marketable Securities, Restricted	3,422,000	2,241,000
Receivable for securities sold	144,224	52,189
Payable for securities purchased	(181,991)	(648,813)
Net payable for securities purchased	$ (37,767)	$ (596,624)